Columbia Short Term Bond Fund
First Quarter Report
June 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Short Term Bond Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 20.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	34,509	34,578
Series 2024-2PL Class A
10/27/2031	5.070%	660,803	661,760
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	158,148	158,955
Subordinated Series 2024-2PL Class B
10/27/2031	5.430%	2,405,052	2,413,971
Affirm Master Trust(a)
Series 2025-1A Class A
02/15/2033	4.990%	15,925,000	15,975,586
Aimco CLO Ltd.(a),(b)
Series 2020-11A Class A1R2
3-month Term SOFR + 1.340% Floor 1.340% 07/17/2037	5.020%	16,000,000	16,020,320
American Credit Acceptance Receivables Trust(a)
Series 2024-2 Class C
04/12/2030	6.240%	2,166,231	2,175,467
Avant Loans Funding Trust(a)
Series 2026-REV1 Class A
05/15/2036	4.520%	10,150,000	10,117,631
Avtech Equipment Receivables Funding LLC(a)
Series 2026-1A Class A
02/15/2033	4.550%	6,984,877	6,958,404
Bain Capital Credit CLO(a),(b)
Series 2019-2A Class AR3
3-month Term SOFR + 0.920% Floor 0.920% 10/17/2032	4.600%	10,499,530	10,491,949
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	4.928%	470,263	471,184
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.128%	241,849	242,492
CarMax Select Receivables Trust
Series 2024-A Class A3
11/15/2028	5.400%	1,358,669	1,364,736
Carvana Auto Receivables Trust(a)
Series 2024-N2 Class B
09/10/2030	5.670%	10,000,000	10,045,877
Carvana Auto Receivables Trust
Series 2026-P1 Class A3
02/10/2031	4.260%	15,000,000	14,955,849
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	2,210,000	2,217,048
Elmwood CLO 21 Ltd.(a),(b)
Series 2022-8A Class AR2
3-month Term SOFR + 1.220% Floor 1.220% 10/15/2038	4.892%	10,000,000	9,999,790
Elmwood CLO 24 Ltd.(a),(b)
Series 2023-3A Class AR
3-month Term SOFR + 1.320% Floor 1.320% 01/17/2038	5.000%	12,000,000	12,011,304
Elmwood CLO Ltd.(a),(b)
Series 2025-3A Class A
3-month Term SOFR + 1.240% Floor 1.240% 03/22/2038	4.920%	15,000,000	15,019,350
FCCU Auto Receivables Trust(a)
Series 2026-1A Class A3
04/15/2031	4.010%	5,825,000	5,765,380
FHF Issuer Trust(a)
Series 2024-1A Class A2
02/15/2030	5.690%	2,325,709	2,330,980
Series 2024-2A Class A2
06/15/2030	5.890%	3,515,623	3,524,321
Ford Credit Auto Owner Trust(a)
Subordinated Series 2021-2 Class B
05/15/2034	1.910%	11,250,000	11,143,655
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	1,345,653	1,345,273
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	4,550,000	4,575,317
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2023-17A Class AR
3-month Term SOFR + 1.280% Floor 1.280% 01/20/2039	4.955%	11,265,000	11,289,208
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.025%	4,150,000	4,157,487
GreenSky Home Improvement Issuer Trust(a)
Series 2025-2 Class A2
06/25/2060	4.930%	506,278	506,802

Columbia Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class AR
3-month Term SOFR + 1.220% Floor 1.220% 01/19/2039	4.895%	8,000,000	7,999,792
Madison Park Funding XXIX Ltd.(a),(b)
Series 2018-29AR Class A1R2
3-month Term SOFR + 1.180% Floor 1.180% 03/25/2038	4.855%	10,000,000	10,004,570
Magnetite XXVI Ltd.(a),(b)
Series 2020-26A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 01/25/2038	4.817%	8,000,000	7,992,680
Magnetite XXXVI Ltd.(a),(b)
Series 2025-36A Class AR
3-month Term SOFR + 1.320% Floor 1.320% 07/25/2038	4.987%	15,000,000	15,029,460
Marlette Funding Trust(a)
Series 2025-1A Class A
07/16/2035	4.750%	488,546	488,714
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	240,473	240,710
MMAF Equipment Finance LLC(a)
Series 2020-A Class A3
04/09/2027	0.970%	37,512	37,444
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	1,309,860	1,321,784
MRQI(a)
Series 2026-HI1 Class B
01/25/2046	5.375%	9,474,069	9,370,310
Navient Refinance Loan Trust(a)
Series 2025-A Class A
02/16/2055	5.150%	5,229,571	5,250,731
Series 2025-B Class A
09/15/2055	4.720%	9,503,384	9,458,274
OneMain Financial Issuance Trust(a)
Series 2023-1A Class A
06/14/2038	5.500%	15,125,000	15,378,944
Series 2023-2A Class A1
09/15/2036	5.840%	12,209,000	12,335,725
Series 2026-1 Class A
07/14/2039	4.980%	12,600,000	12,650,001
OWN Equipment Fund III LLC(a)
Series 2025-2M Class A
03/27/2034	5.420%	9,303,386	9,189,579
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	2,408,223	2,412,202
Series 2024-5 Class A
10/15/2031	6.278%	272,832	272,986
Series 2024-6 Class A
11/15/2031	6.093%	292,226	292,369
Series 2025-1 Class C
07/15/2032	5.867%	2,446,253	2,452,298
Series 2025-6 Class A2
04/15/2033	4.497%	3,561,128	3,536,371
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	1,492,982	1,493,731
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	1,832,700	1,833,525
PEAC Solutions Receivables LLC(a)
Series 2024-2A Class A2
04/20/2027	4.740%	1,584,400	1,585,817
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	1,156,722	1,159,551
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	116,516	116,582
Research-Driven Pagaya Motor Asset Trust(a)
Series 2025-4A Class A2
04/25/2034	5.124%	2,987,912	2,991,905
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	340,024	338,461
Santander Drive Auto Receivables Trust
Subordinated Series 2023-6 Class C
03/17/2031	6.400%	4,369,000	4,470,954
SMB Private Education Loan Trust(a)
Series 2023-A Class A1A
01/15/2053	5.380%	2,294,295	2,308,657
SoFi Consumer Loan Program(a)
Series 2026-3 Class B
06/25/2035	4.850%	8,000,000	8,009,047
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST6 Class A
10/15/2032	4.611%	2,378,071	2,374,777
Upgrade Master Pass-Thru Trust Series(a)
Series 2026-ST1 Class A
03/15/2034	4.244%	5,853,903	5,837,500
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	208,253	208,443
Columbia Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UPSTART Securitization Trust(a)
Series 2026-1 Class A2
03/20/2036	4.300%	3,600,000	3,589,320
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	3,650,000	3,663,313
Westlake Automobile Receivables Trust(a)
Series 2025-P1 Class A4
04/15/2030	4.660%	3,380,000	3,385,301
Total Asset-Backed Securities — Non-Agency (Cost $344,724,512)			345,056,502

Commercial Mortgage-Backed Securities - Non-Agency 13.4%

AMSR Trust(a)
Series 2023-SFR2 Class A
06/17/2040	3.950%	6,840,000	6,697,807
AMSR Trust(a)
Series 2024-SFR2 Class A
11/17/2041	4.150%	6,500,000	6,324,960
BANK5
Series 2023-5YR4 Class A3
12/15/2056	6.500%	8,244,970	8,485,485
BHMS Commercial Mortgage Trust(a),(b)
Series 2025-ATLS Class A
1-month Term SOFR + 1.850% Floor 1.850% 08/15/2042	5.477%	12,500,000	12,548,400
BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	4.949%	7,000,000	6,986,877
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.038%	6,350,000	6,347,729
BX Mortgage Trust(a)
Series 2025-BIO3 Class A
02/10/2042	6.138%	9,213,000	9,247,904
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	3,700,000	3,487,750
BX Trust(a),(c)
Series 2025-ARIA Class A
12/13/2042	5.031%	12,500,000	12,519,785
BX Trust(a),(b)
Series 2025-LUNR Class A
1-month Term SOFR + 1.650% 06/15/2040	5.125%	11,673,901	11,695,789
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-VOLT Class A
1-month Term SOFR + 1.700% Floor 1.700% 12/15/2044	5.325%	10,000,000	10,018,719
Series 2026-CIP Class A
1-month Term SOFR + 1.200% Floor 1.200% 05/15/2038	4.850%	10,358,328	10,377,741
Series 2026-RISE Class A
1-month Term SOFR + 1.300% Floor 1.300% 04/15/2041	4.925%	7,500,000	7,509,366
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	2,311,512	2,306,968
Extended Stay America Trust(a),(b)
Series 2025-ESH Class A
1-month Term SOFR + 1.300% Floor 1.300% 10/15/2042	4.925%	17,960,510	17,999,743
FS Trust(a),(b)
Series 2026-ORL Class A
1-month Term SOFR + 1.350% Floor 1.350% 02/15/2041	4.975%	12,500,000	12,511,705
GS Mortgage Securities Trust
Series 2016-GS4 Class A3
11/10/2049	3.178%	89,079	88,965
Morgan Stanley Capital I Trust
Series 2021-L6 Class ASB
06/15/2054	2.250%	5,140,000	4,800,592
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	5.940%	3,000,000	2,878,387
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	6.490%	1,125,000	1,077,123
Progress Residential Trust(a)
Series 2022-SFR4 Class A
05/17/2041	4.438%	6,388,899	6,287,335
Series 2022-SFR6 Class A
07/20/2039	4.451%	15,090,981	15,029,028
Series 2025-SFR2 Class A
04/17/2042	3.305%	14,892,227	14,055,069
Series 2025-SFR4 Class A
08/19/2042	4.300%	12,625,000	12,292,926

Columbia Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon Residential Trust(a)
Series 2022-SFR1 Class A
04/17/2039	3.856%	10,985,779	10,892,582
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	4.548%	16,055,000	14,985,872
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $228,104,254)			227,454,607

Corporate Bonds & Notes 34.0%

Aerospace & Defense 1.7%
BAE Systems PLC(a)
04/15/2030	3.400%	7,025,000	6,712,563
Boeing Co. (The)
05/01/2030	5.150%	7,400,000	7,489,708
L3Harris Technologies, Inc.
06/01/2029	5.050%	6,100,000	6,170,020
TransDigm, Inc.(a)
08/15/2028	6.750%	906,000	915,076
03/01/2029	6.375%	1,222,000	1,241,254
12/15/2030	6.875%	120,000	123,423
TransDigm, Inc.
01/15/2029	4.625%	174,000	171,299
05/01/2029	4.875%	408,000	401,754
United Technologies Corp.
11/16/2028	4.125%	6,500,000	6,450,035
Total			29,675,132
Airlines 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	494,000	494,834
Automotive 0.2%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	351,000	340,829
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	203,000	205,973
02/15/2030	6.750%	505,000	520,254
Ford Motor Credit Co. LLC
05/28/2027	4.950%	140,000	140,113
IHO Verwaltungs GmbH(a),(d)
05/15/2029	6.375%	639,000	643,943
11/15/2030	7.750%	119,000	122,911
Nissan Motor Acceptance Co. LLC(a)
09/15/2028	2.450%	189,000	175,189
09/30/2030	6.125%	116,000	114,027
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Motor Co., Ltd.(a)
07/17/2030	7.500%	395,000	407,195
ZF North America Capital, Inc.(a)
04/14/2028	6.875%	326,000	332,790
04/23/2030	6.750%	905,000	896,476
03/24/2031	7.500%	75,000	75,518
Total			3,975,218
Banking 7.1%
Bank of America Corp.(e)
01/24/2031	5.162%	15,500,000	15,708,221
Bank of Montreal(e)
06/02/2032	4.879%	4,625,000	4,622,012
Bank of New York Mellon Corp. (The)(e)
01/22/2030	4.026%	5,000,000	4,928,001
Citigroup, Inc.(e)
09/11/2031	4.503%	9,800,000	9,669,204
Goldman Sachs Group, Inc. (The)(e)
06/03/2032	4.972%	10,300,000	10,293,194
HSBC Holdings PLC(e)
03/10/2032	4.675%	10,300,000	10,156,078
JPMorgan Chase & Co.(e)
01/22/2032	4.347%	14,500,000	14,202,638
Morgan Stanley(e)
03/12/2032	4.708%	15,000,000	14,818,553
PNC Financial Services Group, Inc. (The)(e)
05/13/2031	4.899%	4,900,000	4,925,900
Royal Bank of Canada(e)
10/18/2030	4.650%	4,900,000	4,888,888
Toronto-Dominion Bank (The)
01/13/2031	4.411%	5,500,000	5,437,734
Truist Financial Corp.(e)
01/27/2032	4.597%	3,000,000	2,958,318
US Bancorp(e)
01/26/2032	4.481%	7,000,000	6,895,797
Wells Fargo & Co.(e)
04/22/2028	5.707%	6,400,000	6,457,588
Westpac Banking Corp.
06/12/2031	4.450%	4,325,000	4,291,808
Total			120,253,934
Brokerage/Asset Managers/Exchanges 0.1%
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	519,000	547,237
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	279,000	278,171
Columbia Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Focus Financial Partners LLC(a)
09/15/2031	6.750%	370,000	373,574
Total			1,198,982
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	402,000	383,036
QXO Building Products, Inc.(a)
07/15/2031	6.500%	329,000	335,257
Standard Industries, Inc.(a)
07/15/2030	4.375%	896,000	851,217
01/15/2031	3.375%	157,000	141,435
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	174,000	176,590
Total			1,887,535
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	185,000	184,710
02/01/2028	5.000%	272,000	268,537
06/01/2029	5.375%	704,000	688,689
09/01/2029	6.375%	249,000	248,798
03/01/2030	4.750%	179,000	169,854
08/15/2030	4.500%	420,000	390,658
02/01/2031	4.250%	701,000	631,493
Charter Communications Operating LLC/Capital
06/01/2029	6.100%	4,450,000	4,557,621
Comcast Corp.
02/01/2030	2.650%	5,000,000	4,658,624
DirecTV Financing LLC(a)
02/01/2030	8.875%	303,000	308,719
DISH Network Corp.(a)
11/15/2027	11.750%	661,000	679,372
EchoStar Corp.
11/30/2029	10.750%	1,078,931	1,166,237
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	330,000	329,532
07/15/2028	4.000%	169,000	164,558
Virgin Media Finance PLC(a)
07/15/2030	5.000%	236,000	178,331
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	363,000	345,562
Ziggo BV(a)
01/15/2030	4.875%	256,000	240,653
Total			15,211,948
Chemicals 0.6%
Celanese US Holdings LLC
04/15/2030	6.500%	582,000	593,166
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc.(a)
09/01/2028	3.875%	150,000	146,330
HB Fuller Co.
02/15/2027	4.000%	95,000	94,355
10/15/2028	4.250%	256,000	251,859
INEOS Finance PLC(a)
05/15/2028	6.750%	129,000	128,576
04/15/2029	7.500%	126,000	122,438
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	517,000	485,955
Ingevity Corp.(a)
11/01/2028	3.875%	202,000	195,675
LYB International Finance III LLC
01/15/2031	5.125%	7,000,000	6,980,551
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	669,000	649,041
06/15/2031	7.250%	305,000	309,741
W.R. Grace Holdings LLC(a)
08/15/2029	5.625%	435,000	408,959
03/01/2031	7.375%	242,000	243,002
Total			10,609,648
Construction Machinery 0.2%
Herc Holdings, Inc.(a)
06/15/2029	6.625%	447,000	456,548
06/15/2030	7.000%	779,000	806,894
03/15/2031	5.750%	613,000	611,874
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	542,000	549,294
03/15/2031	7.750%	291,000	302,087
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	413,000	432,998
Total			3,159,695
Consumer Cyclical Services 0.2%
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	168,000	165,634
Arches Buyer, Inc.(a)
06/01/2028	4.250%	458,000	449,998
12/01/2028	6.125%	93,000	91,552
ASGN, Inc.(a)
05/15/2028	4.625%	823,000	762,512
Match Group, Inc.(a)
06/01/2028	4.625%	600,000	591,436
02/15/2029	5.625%	447,000	445,373
08/01/2030	4.125%	233,000	219,160
Total			2,725,665

Columbia Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Newell Brands, Inc.
09/15/2027	6.375%	225,000	227,218
09/15/2029	6.625%	412,000	419,124
Prestige Brands, Inc.(a)
01/15/2028	5.125%	376,000	375,484
04/01/2031	3.750%	137,000	125,795
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	177,000	176,776
10/15/2029	4.500%	235,000	230,063
Whirlpool Corp.(a)
07/01/2031	7.500%	135,000	136,703
Total			1,691,163
Diversified Manufacturing 0.8%
Carrier Global Corp.
02/15/2030	2.722%	5,400,000	5,049,197
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	726,000	742,256
Esab Corp.(a)
04/01/2031	5.625%	295,000	294,880
Gates Corp. (The)(a)
07/01/2029	6.875%	469,000	480,146
Madison IAQ LLC(a)
06/30/2028	4.125%	57,000	56,075
06/30/2029	5.875%	449,000	448,928
Resideo Funding, Inc.(a)
09/01/2029	4.000%	230,000	220,594
Siemens Funding BV(a)
05/28/2030	4.600%	4,950,000	4,954,857
WESCO Distribution, Inc.(a)
03/15/2029	6.375%	513,000	523,110
04/15/2031	5.250%	147,000	145,947
Total			12,915,990
Electric 3.7%
AEP Texas, Inc.
07/01/2030	2.100%	7,000,000	6,333,207
CenterPoint Energy, Inc.
03/01/2030	2.950%	4,900,000	4,604,799
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	635,000	629,105
02/15/2031	3.750%	1,078,000	1,000,030
Dominion Energy, Inc.
06/15/2030	5.000%	4,900,000	4,951,295
DTE Energy Co.
04/01/2030	5.200%	4,900,000	4,971,386
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
01/05/2029	4.850%	4,900,000	4,928,781
Exelon Corp.
03/15/2029	5.150%	4,500,000	4,559,273
FirstEnergy Transmission LLC
01/15/2030	4.550%	5,400,000	5,358,975
NextEra Energy Capital Holdings, Inc.
03/01/2031	4.400%	4,900,000	4,831,702
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	238,000	235,770
01/15/2029	7.250%	935,000	967,813
NRG Energy, Inc.
01/15/2028	5.750%	337,000	337,126
NRG Energy, Inc.(a)
07/15/2029	5.750%	390,000	390,064
02/15/2031	3.625%	309,000	286,905
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	584,000	572,126
PG&E Corp.
07/01/2028	5.000%	406,000	403,587
Southern Power Co.
06/15/2031	4.800%	5,385,000	5,370,244
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	556,000	552,535
01/15/2030	4.750%	779,000	752,548
Vistra Operations Co. LLC(a)
10/15/2030	4.600%	6,000,000	5,895,641
VoltaGrid LLC(a)
11/01/2030	7.375%	252,000	261,721
Xcel Energy, Inc.
06/01/2030	3.400%	4,900,000	4,655,792
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	525,000	559,887
Total			63,410,312
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	120,000	123,523
Finance Companies 0.5%
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	128,000	126,211
GGAM Finance Ltd.(a)
06/15/2028	8.000%	362,000	374,986
04/15/2029	6.875%	779,000	796,768
03/15/2030	5.875%	643,000	644,708
Columbia Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
goeasy Ltd.(a)
07/01/2029	7.625%	164,000	154,781
05/15/2030	6.875%	112,000	99,689
Navient Corp.
03/15/2028	4.875%	271,000	265,748
OneMain Finance Corp.
01/15/2027	3.500%	104,000	103,131
09/15/2028	3.875%	534,000	517,261
05/15/2029	6.625%	742,000	756,645
03/15/2030	7.875%	364,000	378,859
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	522,000	545,043
Rocket Cos, Inc.(a)
08/01/2030	6.125%	567,000	577,329
08/01/2031	6.125%	162,000	165,453
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	157,000	151,012
Springleaf Finance Corp.
11/15/2029	5.375%	391,000	384,225
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	750,000	696,532
UWM Holdings LLC(a)
02/01/2030	6.625%	646,000	601,336
03/15/2031	6.250%	522,000	464,748
Total			7,804,465
Food and Beverage 2.0%
Bacardi-Martini BV(a)
02/01/2030	5.550%	6,900,000	7,029,237
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	557,000	556,431
Diageo Investment Corp.
08/15/2030	5.125%	3,775,000	3,835,118
Kraft Heinz Foods Co.
04/01/2030	3.750%	7,400,000	7,153,996
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	113,000	108,212
Mars, Inc.(a)
03/01/2030	4.800%	4,475,000	4,488,139
PepsiCo, Inc.
01/15/2029	4.100%	6,900,000	6,859,576
Post Holdings, Inc.(a)
04/15/2030	4.625%	1,725,000	1,666,060
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	588,000	590,333
04/30/2029	4.375%	452,000	441,378
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	963,000	930,159
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Foods, Inc.(a)
09/15/2028	6.875%	515,000	526,276
02/15/2029	4.750%	124,000	122,517
06/01/2030	4.625%	111,000	108,320
Total			34,415,752
Gaming 0.2%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	579,000	556,397
02/15/2030	7.000%	386,000	388,396
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	486,000	485,559
Churchill Downs, Inc.(a)
04/01/2027	5.500%	433,000	433,039
01/15/2028	4.750%	110,000	108,955
Penn Entertainment, Inc.(a)
04/01/2031	6.750%	249,000	250,241
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	546,000	523,228
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	391,000	396,062
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	545,000	466,232
Scientific Games International, Inc.(a)
11/15/2029	7.250%	159,000	162,015
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	273,000	272,577
Total			4,042,701
Health Care 1.9%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	438,000	436,013
04/15/2029	5.000%	877,000	863,076
Avantor Funding, Inc.(a)
07/15/2028	4.625%	404,000	399,803
11/01/2029	3.875%	496,000	473,521
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	176,000	181,047
Becton Dickinson and Co.
02/11/2031	1.957%	4,800,000	4,242,162
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	598,000	573,936
CHS/Community Health Systems, Inc.(a)
01/15/2029	6.000%	115,000	114,046
Cigna Group (The)
09/15/2030	4.500%	4,900,000	4,871,419
CVS Health Corp.
02/21/2030	5.125%	6,400,000	6,471,770

Columbia Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DaVita, Inc.(a)
06/01/2030	4.625%	443,000	429,188
Encompass Health Corp.
02/01/2030	4.750%	318,000	313,089
GE HealthCare Technologies, Inc.
01/15/2031	4.800%	5,400,000	5,405,677
HCA, Inc.
04/01/2031	5.450%	5,400,000	5,516,497
IQVIA, Inc.(a)
05/15/2030	6.500%	334,000	340,814
LifePoint Health, Inc.(a)
08/15/2030	9.875%	175,000	184,317
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	1,142,000	1,135,288
Star Parent, Inc.(a)
10/01/2030	9.000%	611,000	641,032
Tenet Healthcare Corp.
01/15/2030	4.375%	212,000	205,428
06/15/2030	6.125%	221,000	222,620
Total			33,020,743
Healthcare Insurance 0.7%
Centene Corp.
02/15/2030	3.375%	300,000	279,840
10/15/2030	3.000%	366,000	330,940
03/01/2031	2.500%	335,000	292,566
Elevance Health, Inc.
06/15/2029	5.150%	4,900,000	4,969,286
UnitedHealth Group, Inc.
01/15/2030	4.800%	6,500,000	6,549,695
Total			12,422,327
Independent Energy 1.0%
Civitas Resources, Inc.(a)
11/01/2030	8.625%	460,000	483,183
07/01/2031	8.750%	527,000	550,221
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	410,000	411,071
02/01/2029	5.750%	575,000	572,901
04/15/2030	6.000%	434,000	426,360
Occidental Petroleum Corp.
01/01/2032	5.375%	6,400,000	6,527,984
SM Energy Co.
01/15/2027	6.625%	234,000	234,338
SM Energy Co.(a)
08/01/2029	6.750%	464,000	472,341
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Woodside Finance Ltd.
05/19/2030	5.400%	6,400,000	6,505,078
Total			16,183,477
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/25/2029	4.868%	4,500,000	4,540,543
Leisure 0.3%
Boyne USA, Inc.(a)
05/15/2029	4.750%	989,000	972,117
Carnival Corp.(a)
03/15/2030	5.750%	110,000	111,296
Cedar Fair LP
07/15/2029	5.250%	642,000	625,154
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	306,000	306,502
Cinemark USA, Inc.(a)
07/15/2028	5.250%	1,143,000	1,140,604
NCL Corp., Ltd.(a)
01/15/2031	5.875%	977,000	947,809
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	624,000	620,350
Vail Resorts, Inc.(a)
07/15/2030	5.625%	282,000	282,137
Viking Cruises Ltd.(a)
02/15/2029	7.000%	768,000	769,235
Total			5,775,204
Life Insurance 1.4%
Corebridge Global Funding(a)
01/09/2031	4.550%	4,475,000	4,400,709
Five Corners Funding Trust II(a)
05/15/2030	2.850%	5,900,000	5,488,010
Metropolitan Life Global Funding I(a)
01/12/2031	4.350%	4,850,000	4,774,422
Principal Life Global Funding II(a)
01/13/2031	4.450%	4,900,000	4,816,963
Voya Global Funding(a)
11/24/2030	4.600%	4,900,000	4,832,220
Total			24,312,324
Lodging 0.1%
Hilton Grand Vacations Borrower Escrow LLC(a)
06/01/2029	5.000%	573,000	559,172
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	370,000	365,959
Columbia Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	567,000	547,906
Travel + Leisure Co.(a)
12/01/2029	4.500%	166,000	160,631
06/01/2031	6.250%	303,000	304,908
Total			1,938,576
Media and Entertainment 0.1%
Clear Channel Outdoor Holdings, Inc.(a)
04/01/2030	7.875%	318,000	330,873
02/15/2031	7.125%	204,000	211,380
McGraw-Hill Education, Inc.(a)
08/01/2028	5.750%	448,000	446,293
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	558,000	543,392
03/15/2030	4.625%	315,000	305,493
Total			1,837,431
Metals and Mining 0.2%
Constellium SE(a)
06/15/2028	5.625%	416,000	415,931
04/15/2029	3.750%	465,000	446,720
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	441,000	443,249
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	252,000	240,957
Novelis Corp.(a)
01/30/2030	4.750%	1,290,000	1,247,892
Novelis, Inc.(a)
01/30/2030	6.875%	262,000	268,402
Total			3,063,151
Midstream 2.0%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	234,000	251,064
Antero Midstream Partners LP/Finance Corp.(a)
01/15/2028	5.750%	272,000	272,184
06/15/2029	5.375%	388,000	386,958
CNX Midstream Partners LP(a)
04/15/2030	4.750%	1,093,000	1,041,132
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	606,000	630,054
Enbridge, Inc.
02/15/2031	4.500%	6,500,000	6,402,296
Energy Transfer LP
01/15/2031	4.550%	6,000,000	5,922,733
Hess Midstream Operations LP(a)
06/01/2029	6.500%	203,000	206,944
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
02/15/2031	4.800%	4,500,000	4,485,339
NuStar Logistics LP
10/01/2030	6.375%	53,000	54,792
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	251,000	247,938
Sunoco LP(a)
05/01/2029	7.000%	157,000	161,584
05/01/2030	4.625%	166,000	160,476
07/15/2031	5.375%	261,000	257,488
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	564,000	575,916
Sunoco LP/Finance Corp.
05/15/2029	4.500%	514,000	502,440
04/30/2030	4.500%	424,000	410,243
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	298,000	303,576
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	350,000	334,095
01/15/2030	6.250%	161,000	165,002
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	400,000	431,059
01/15/2030	7.000%	662,000	674,847
Venture Global Plaquemines LNG LLC(a)
12/15/2030	6.125%	389,000	397,911
Western Midstream Operating LP
01/15/2029	6.350%	4,500,000	4,653,735
Williams Cos, Inc. (The)
06/30/2030	4.625%	4,900,000	4,874,690
Total			33,804,496
Natural Gas 0.3%
NiSource, Inc.
05/18/2031	4.750%	5,410,000	5,388,825
Oil Field Services 0.1%
Kodiak Gas Services LLC(a)
04/01/2031	5.875%	500,000	501,044
Nabors Industries, Inc.(a)
01/31/2030	9.125%	110,000	114,991
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	548,000	561,426
Total			1,177,461
Other Industry 0.1%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	591,000	586,128

Columbia Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	317,000	323,666
04/15/2030	6.625%	496,000	510,920
Total			1,420,714
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
02/01/2027	4.250%	562,000	558,762
06/15/2029	4.750%	131,000	128,032
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	672,000	671,871
05/15/2029	4.875%	216,000	211,223
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	322,000	328,298
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	437,000	436,982
Total			2,335,168
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	3.250%	357,000	341,987
09/01/2029	4.000%	422,000	401,184
01/30/2031	6.250%	553,000	558,871
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	356,000	355,883
04/15/2030	8.750%	163,000	160,807
Total			1,818,732
Pharmaceuticals 1.1%
AbbVie, Inc.
03/15/2031	4.125%	6,400,000	6,260,779
Amgen, Inc.
02/19/2031	4.200%	5,900,000	5,784,533
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	343,000	336,716
Merck & Co., Inc.
03/15/2031	4.150%	6,000,000	5,886,653
Total			18,268,681
Property & Casualty 0.4%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	185,000	174,082
02/15/2029	4.250%	428,000	390,624
11/06/2030	7.500%	326,000	309,108
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	145,000	143,246
04/15/2028	6.750%	720,000	725,635
11/01/2029	5.875%	325,000	317,462
01/15/2031	7.000%	667,000	677,764
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AmWINS Group, Inc.(a)
02/15/2029	6.375%	416,000	417,820
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	726,000	734,288
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	440,000	429,700
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2031	7.250%	155,000	150,135
HUB International Ltd.(a)
12/01/2029	5.625%	585,000	581,659
06/15/2030	7.250%	408,000	418,718
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	945,000	941,607
Total			6,411,848
Railroads 0.3%
Norfolk Southern Corp.
11/01/2029	2.550%	4,900,000	4,596,112
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	4.375%	329,000	325,386
06/15/2029	6.125%	648,000	657,772
09/15/2029	5.625%	125,000	125,745
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	260,000	252,730
Total			1,361,633
Retailers 0.2%
Advance Auto Parts, Inc.
04/15/2030	3.900%	265,000	249,125
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	100,000	102,575
Asbury Automotive Group, Inc.
03/01/2028	4.500%	112,000	110,871
03/01/2030	4.750%	284,000	276,302
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	249,000	241,975
Belron UK Finance PLC(a)
10/15/2029	5.750%	85,000	85,395
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	140,000	136,352
01/15/2030	6.375%	603,000	610,822
L Brands, Inc.
02/01/2028	5.250%	188,000	188,201
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	750,000	730,994
Columbia Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lithia Motors, Inc.(a)
06/01/2029	3.875%	421,000	403,337
10/01/2030	5.500%	186,000	184,050
01/15/2031	4.375%	331,000	313,713
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	180,000	169,451
Total			3,803,163
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	832,000	805,128
Technology 3.3%
APLD ComputeCo 2 LLC(a)
03/15/2031	6.750%	993,000	996,345
APLD ComputeCo 3 LLC(a)
06/15/2031	7.000%	360,000	359,476
APLD ComputeCo LLC(a)
12/15/2030	9.250%	666,000	718,542
Black Pearl Compute LLC(a)
02/15/2031	6.125%	432,000	438,393
Block, Inc.(a)
08/15/2030	5.625%	388,000	389,036
Block, Inc.
06/01/2031	3.500%	345,000	317,547
Broadcom, Inc.
04/15/2028	4.800%	5,900,000	5,935,590
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	85,000	47,683
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	110,000	59,056
Cipher Compute LLC(a)
11/15/2030	7.125%	295,000	306,968
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	353,000	315,851
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,072,000	1,040,823
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	290,000	246,440
Core Scientific Finance I LLC(a)
05/15/2031	7.750%	664,000	673,203
CoreWeave, Inc.(a)
06/01/2030	9.250%	275,000	276,693
02/01/2031	9.000%	347,000	343,127
Entegris Escrow Corp.(a)
06/15/2030	5.950%	196,000	197,846
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entegris, Inc.(a)
04/15/2028	4.375%	514,000	506,654
05/01/2029	3.625%	300,000	286,810
Fidelity National Information Services, Inc.
03/10/2031	4.800%	5,000,000	4,946,097
Flash Compute LLC(a)
12/31/2030	7.250%	244,000	251,013
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	7,000,000	7,159,934
HealthEquity, Inc.(a)
10/01/2029	4.500%	588,000	571,125
ION Platform Finance US, Inc./SARL(a)
05/01/2028	4.625%	271,000	246,816
05/15/2028	5.750%	292,000	268,088
05/01/2029	8.750%	42,000	37,456
Iron Mountain, Inc.(a)
09/15/2027	4.875%	109,000	108,795
03/15/2028	5.250%	888,000	887,020
07/15/2028	5.000%	251,000	249,898
02/15/2029	7.000%	367,000	374,046
09/15/2029	4.875%	321,000	314,586
07/15/2030	5.250%	795,000	782,473
Meridian Arc Holdco LLC(a)
04/30/2031	6.250%	719,000	720,300
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	572,000	609,622
NCR Corp.(a)
10/01/2028	5.000%	680,000	662,976
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	229,000	233,613
NortonLifeLock, Inc.(a)
09/30/2027	6.750%	137,000	137,482
NXP BV/Funding LLC
12/01/2028	5.550%	5,400,000	5,495,444
Oracle Corp.
02/04/2031	4.950%	7,900,000	7,738,028
Picard Midco, Inc.(a)
03/31/2029	6.500%	845,000	820,216
PR RNO Property Owner 1 LLC(a)
05/01/2031	6.500%	1,202,000	1,200,372
Sabre GLBL, Inc.(a)
11/15/2029	10.750%	26,000	24,996
03/15/2030	10.750%	60,000	57,246
07/15/2030	11.125%	125,000	119,870
Science Applications International Corp.(a)
04/01/2028	4.875%	225,000	223,295
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	280,000	279,923

Columbia Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stingray Compute LLC(a)
06/15/2031	6.000%	144,000	144,332
SV RNO Property Owner 1 LLC(a)
03/01/2031	5.875%	1,193,000	1,176,152
Synaptics, Inc.(a)
06/15/2029	4.000%	423,000	417,015
Synopsys, Inc.
04/01/2030	4.850%	5,900,000	5,910,354
UKG, Inc.(a)
02/01/2031	6.875%	275,000	267,005
WULF Compute LLC(a)
10/15/2030	7.750%	300,000	314,887
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	595,000	483,530
Total			56,690,088
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	153,000	152,995
04/01/2028	4.750%	149,000	146,424
03/01/2029	5.375%	470,000	458,088
02/15/2031	8.000%	49,000	49,471
ERAC USA Finance LLC(a)
04/30/2031	4.700%	7,300,000	7,277,314
Total			8,084,292
Wireless 0.3%
T-Mobile US, Inc.
04/15/2030	3.875%	5,900,000	5,717,524
Wirelines 0.6%
AT&T, Inc.
04/30/2031	4.400%	6,400,000	6,293,145
Iliad Holding SAS(a)
10/15/2028	7.000%	415,000	416,977
Verizon Communications, Inc.
03/15/2032	2.355%	4,500,000	3,932,818
Total			10,642,940
Total Corporate Bonds & Notes (Cost $580,379,915)			579,017,078

Foreign Government Obligations(f) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	589,000	589,158
11/15/2028	8.500%	167,000	172,845
Total			762,003
Total Foreign Government Obligations (Cost $762,370)			762,003

Residential Mortgage-Backed Securities - Agency 1.9%

Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.228% Cap 9.017% 03/01/2034	5.858%	46,948	47,844
12-month Term SOFR + 1.708% Cap 11.277% 08/01/2036	6.338%	11,498	11,904
Federal Home Loan Mortgage Corp.
09/01/2039	4.500%	3,953,273	3,917,915
Federal National Mortgage Association
09/01/2026	3.500%	12	13
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	6.902%	4,084	4,133
Freddie Mac Pool
05/01/2040- 06/01/2040	4.500%	14,777,162	14,630,171
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	5.000%	1,989	1,989
Government National Mortgage Association
08/15/2037	7.500%	9,400	9,395
Uniform Mortgage-Backed Security TBA(g)
07/16/2041	4.000%	8,000,000	7,768,586
07/16/2041	4.500%	7,000,000	6,916,523
Total Residential Mortgage-Backed Securities - Agency (Cost $33,450,030)			33,308,473

Residential Mortgage-Backed Securities - Non-Agency 28.2%

A&D Mortgage Trust(a),(e)
CMO Series 2023-NQM2 Class A1
05/25/2068	6.132%	6,373,581	6,359,170
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	4,567,577	4,592,997
A&D Mortgage Trust(a)
CMO Series 2024-NQM4 Class A1
08/25/2069	5.464%	5,942,418	5,945,151
Columbia Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
A&D Mortgage Trust(a),(c)
CMO Series 2025-NQM2 Class A1
06/25/2070	5.790%	7,070,964	7,103,691
CMO Series 2026-NQM2 Class A1
03/25/2071	4.811%	14,726,966	14,506,919
ACHM Trust(a)
CMO Series 2024-HE2 Class A
10/25/2039	5.350%	7,322,624	7,296,075
ACRA Trust(a),(e)
CMO Series 2024-NQM1 Class A1
10/25/2064	5.608%	6,790,830	6,807,606
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	221,532	207,437
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	1,083,550
CMO Series 2021-8 Class A1
11/25/2066	1.820%	4,889,410	4,338,362
Angel Oak Mortgage Trust(a),(e)
CMO Series 2024-11 Class A1
08/25/2069	5.700%	10,410,065	10,448,025
CMO Series 2024-7 Class A1
05/25/2069	5.621%	1,750,494	1,755,430
CMO Series 2024-8 Class A1
05/27/2069	5.338%	2,979,814	2,979,236
Angel Oak Mortgage Trust(a),(b)
CMO Series 2025-HB1 Class A1
30-day Average SOFR + 1.800% Floor 1.800% 02/25/2055	5.428%	1,234,366	1,241,968
Banc of America Funding Trust
CMO Series 2005-5 Class 2A1
09/25/2035	5.500%	60,303	58,978
Banc of America Funding Trust(c)
CMO Series 2007-C Class 1A3
05/20/2036	4.577%	29,677	26,009
BRAVO Residential Funding Trust(a),(c)
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	1,356,887	1,284,188
BRAVO Residential Funding Trust(a),(e)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	2,395,106	2,398,947
CMO Series 2024-CES2 Class A1A
09/25/2054	5.549%	10,137,216	10,151,425
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	5,080,125	5,101,359
CMO Series 2024-NQM5 Class A1
06/25/2064	5.803%	8,317,968	8,350,233
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-NQM6 Class A1
08/01/2064	5.409%	1,986,522	1,988,415
Chase Mortgage Finance Trust
CMO Series 2005-S2 Class A1
10/25/2035	5.500%	48,572	46,264
CMO Series 2006-S4 Class A3
12/25/2036	6.000%	147,412	56,282
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	4,338,080	4,146,658
CHNGE Mortgage Trust(a),(e)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	1,335,779	1,333,794
Colt Mortgage Loan Trust(a),(e)
CMO Series 2025-1 Class A1
01/25/2070	5.699%	7,425,155	7,461,465
COLT Mortgage Loan Trust(a),(e)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	1,144,776	1,145,831
CMO Series 2024-3 Class A1
06/25/2069	6.393%	5,516,165	5,555,447
CMO Series 2024-INV3 Class A1
09/25/2069	5.443%	5,282,714	5,290,072
CMO Series 2025-5 Class A1
05/25/2070	5.536%	6,387,013	6,405,782
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	1,053,480	861,845
Cross Mortgage Trust(a),(e)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	917,737	920,480
CMO Series 2024-H4 Class A1
07/25/2069	6.147%	3,605,003	3,624,307
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	528,372	513,058
CSMC Trust(a),(c)
CMO Series 2021-RPL4 Class A1
12/27/2060	5.796%	2,191,435	2,188,340
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	2,832,107	2,823,233
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	5,599,272	5,028,455
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	2.205%	9,596,897	8,830,446

Columbia Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FIGRE Trust(a),(c)
CMO Series 2026-FL2 Class A1
06/25/2056	5.516%	6,000,000	6,009,715
CMO Series 2026-HE4 Class A
05/25/2056	5.300%	9,099,803	9,026,304
FIGRE Trust(a),(b)
Series 2026-HF3 Class A1A
30-day Average SOFR + 1.400% 03/25/2056	4.992%	10,313,224	10,360,727
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.278%	236,392	237,074
GCAT Trust(a),(c)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	1,414,099	1,344,624
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	428,217	410,725
GS Mortgage-Backed Securities Trust(a),(b)
CMO Series 2026-AH1 Class A1A
30-day Average SOFR + 1.500% 07/25/2056	5.112%	13,329,520	13,360,523
HOMES Trust(a),(e)
CMO Series 2024-AFC1 Class A1
08/25/2059	5.224%	5,975,052	5,967,625
CMO Series 2025-NQM2 Class A1
02/25/2070	5.425%	4,965,955	4,969,627
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	1,670,775	1,441,074
JP Morgan Mortgage Trust(a),(b)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	4.809%	3,637,356	3,644,836
JPMorgan Mortgage Trust
CMO Series 2005-S3 Class 2A2
01/25/2027	5.500%	6,780	5,785
JPMorgan Mortgage Trust(c)
CMO Series 2007-A2 Class 3A1
04/25/2037	4.551%	3,698	3,046
JPMorgan Mortgage Trust(a),(c)
CMO Series 2025-NQM2 Class A1
09/25/2065	5.567%	3,022,395	3,027,611
Legacy Mortgage Asset Trust(a),(e)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	1,696,105	1,700,592
CMO Series 2021-GS2 Class A1
04/25/2061	5.750%	3,102,385	3,104,535
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magen Capital Group Trust(a),(e)
CMO Series 2026-RTL1 Class A1
03/25/2031	5.903%	10,000,000	9,975,498
MFA Trust(a),(c)
CMO Series 2020-NQM1 Class A1
03/25/2065	2.479%	287,578	280,734
CMO Series 2026-NQM2 Class A1
05/25/2071	5.535%	14,874,354	14,858,861
MFA Trust(a),(e)
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	2,217,352	2,219,095
CMO Series 2025-NQM2 Class A1
05/27/2070	5.675%	6,753,745	6,767,982
MFRA Trust(a),(e)
CMO Series 2024-NQM3 Class A1
12/25/2069	5.722%	5,459,326	5,473,796
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-10AR Class 2A2
11/25/2034	5.049%	12,804	12,287
Morgan Stanley Residential Mortgage Loan Trust(e)
CMO Series 2024-RPL1 Class A1
06/25/2064	4.000%	12,061,102	11,706,426
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2025-NQM1 Class A1
11/25/2069	5.738%	16,289,185	16,358,446
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	613,601	593,838
CMO Series 2025-NQM5 Class A1
08/25/2065	5.109%	4,033,746	4,009,359
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2025-NQM1 Class A1
01/25/2065	5.643%	5,842,764	5,869,105
OBX(a),(c)
Series 2026-NQM5 Class A1
01/25/2066	5.321%	4,244,025	4,230,529
OBX Trust(a),(c)
CMO Series 2019-EXP2 Class 1A3
06/25/2059	4.000%	271,994	261,602
CMO Series 2024-NQ17 Class A1
11/25/2064	5.610%	6,319,881	6,340,909
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	3,620,026	3,625,961
CMO Series 2025-NQM15 Class A1
07/27/2065	5.143%	7,360,900	7,342,701
OBX Trust(a),(e)
CMO Series 2022-NQM7 Class A1
08/25/2062	5.110%	3,229,718	3,220,769
Columbia Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	1,450,774	1,451,580
CMO Series 2024-NQM1 Class A1
11/25/2063	5.928%	5,095,608	5,099,149
CMO Series 2024-NQM10 Class A1
05/25/2064	6.180%	2,407,625	2,422,532
CMO Series 2024-NQM12 Class A1
07/25/2064	5.475%	1,080,746	1,082,242
CMO Series 2024-NQM8 Class A1
05/25/2064	6.233%	6,865,790	6,905,814
CMO Series 2025-NQM11 Class A1
05/25/2065	5.418%	7,524,341	7,535,079
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	325,387	309,127
PRET LLC(a),(e)
CMO Series 2025-NPL7 Class A1
07/25/2055	5.657%	4,588,785	4,589,724
CMO Series 2025-NPL8 Class A1
08/25/2055	5.732%	8,728,691	8,730,911
PRET Trust(a),(e)
CMO Series 2025-RPL3 Class A1
04/25/2065	4.150%	9,004,976	8,722,602
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	9,730,896	8,613,099
PRPM LLC(a),(e)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	4,152,385	4,073,405
CMO Series 2024-RPL3 Class A1
11/25/2054	4.000%	2,512,017	2,441,423
PRPM Trust(a),(e)
CMO Series 2023-NQM1 Class A1
01/25/2068	6.234%	1,180,671	1,178,412
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	2,509,760	2,515,450
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	1,154,400	1,159,818
RCO VIII Mortgage LLC(a),(e)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	1,401,139	1,402,158
Sequoia Mortgage Trust(a),(c)
CMO Series 2016-3 Class A1
11/25/2046	3.500%	458,813	421,114
SG Residential Mortgage Trust(a),(c)
CMO Series 2026-3 Class A1
04/25/2066	5.198%	9,928,693	9,862,776
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	18,404	18,343
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	97,840	95,406
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	1,326,916	1,295,557
VCAT LLC(a),(e)
CMO Series 2026-NPL2 Class A1
02/25/2056	5.062%	10,274,941	10,235,930
Vericrest Opportunity Loan Transferee(a),(e)
CMO Series 2021-NPL4 Class A1
03/27/2051	6.240%	29,703	29,714
Verus Securitization Trust(a),(c)
CMO Series 2021-8 Class A3
11/25/2066	2.491%	5,699,159	5,052,898
Verus Securitization Trust(a),(e)
CMO Series 2023-6 Class A2
09/25/2068	6.939%	462,859	462,794
CMO Series 2023-8 Class A1
12/25/2068	6.259%	1,645,617	1,648,939
CMO Series 2024-1 Class A1
01/25/2069	5.712%	1,703,336	1,703,895
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	1,394,113	1,399,504
Series 2025-10 Class A1FC
06/25/2070	5.017%	6,760,574	6,745,685
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	883,851	862,380
Vista Point Securitization Trust(a),(e)
CMO Series 2024-CES3 Class A1
01/25/2055	5.679%	4,549,830	4,553,615
CMO Series 2025-CES2 Class A1
08/25/2055	5.601%	24,752,787	24,745,881
CMO Series 2025-CES3 Class A1
11/25/2055	5.297%	13,759,967	13,676,916
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2006-AR19 Class A1
12/25/2036	6.289%	38,896	35,735
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $483,811,449)			479,098,858

Columbia Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2026 (Unaudited)
U.S. Treasury Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
11/30/2027	0.625%	18,000,000	17,133,047
Total U.S. Treasury Obligations (Cost $17,213,571)			17,133,047

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(h),(i)	18,121,331	18,110,458
Total Money Market Funds (Cost $18,110,997)		18,110,458
Total Investments in Securities (Cost: $1,706,557,098)		1,699,941,026
Other Assets & Liabilities, Net		1,012,966
Net Assets		1,700,953,992
At June 30, 2026, securities and/or cash totaling $4,557,500 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	2,200	09/2026	USD	453,492,186	—	(118,286)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(3,415)	09/2026	USD	(365,565,078)	—	(1,560,523)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $1,180,807,402, which represents 69.42% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2026.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.

(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2026.

(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Columbia Short Term Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Term Bond Fund, June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(i)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	27,165,310	177,602,558	(186,655,875)	(1,535)	18,110,458	(2,069)	295,054	18,121,331
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Short Term Bond Fund  | 2026

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1QT222_(08/26)